Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024:

(Thousands)	2025	2024
Net assets available for benefits per the financial statements	$10,354,624	$8,958,491
Difference between contract value and fair value of fully benefit-responsive investment contracts	—	(36,552)
Loans deemed distributed	(153)	(205)
Net assets per the Form 5500	$10,354,472	$8,921,734
The following is a reconciliation of net income per the financial statements to the Form 5500 for the year ended December 31, 2025:

(Thousands)	2025
Net increase in net assets available for benefits per the financial statements	$1,396,133
Change in difference between contract value and fair value of fully benefit-responsive investment contracts	36,552
Change in deemed distributions of participant loans	52
Net income per the Form 5500	$1,432,738